CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues
Packaged tours	¥ 1,589,353	$ 244,279	¥ 10,147,148	¥ 7,578,822
Others	602,747	92,641	401,100	127,804
Total revenues	2,192,100	336,920	10,548,248	7,706,626
Less: Business and related taxes	0	0	(17,307)	(35,526)
Net revenues	2,192,100	336,920	10,530,941	7,671,100
Cost of revenues	(1,024,206)	(157,418)	(9,891,736)	(7,309,062)
Gross profit	1,167,894	179,502	639,205	362,038
Operating expenses
Research and product development	(541,126)	(83,170)	(601,402)	(298,199)
Sales and marketing	(894,148)	(137,428)	(1,900,397)	(1,149,512)
General and administrative	(637,795)	(98,027)	(658,790)	(385,442)
Other operating income	21,749	3,343	22,323	12,175
Total operating expenses	(2,051,320)	(315,282)	(3,138,266)	(1,820,978)
Loss from operations	(883,426)	(135,780)	(2,499,061)	(1,458,940)
Other income/(expenses)
Interest income	130,250	20,019	87,305	76,516
Foreign exchange losses, net	(2,394)	(368)	(9,734)	(83,118)
Other loss, net	(121)	(19)	(2,553)	(1,334)
Loss before income tax expense	(755,691)	(116,148)	(2,424,043)	(1,466,876)
Income tax benefit/(expense)	(15,625)	(2,402)	1,711	589
Net loss	(771,316)	(118,550)	(2,422,332)	(1,466,287)
Net loss attributable to noncontrolling interests	(4,934)	(758)	(15,104)	(3,006)
Net (loss)/income attributable to redeemable noncontrolling interests	922	142	(34)
Net loss attributable to Tuniu Corporation	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Accretion on redeemable noncontrolling interests	(5,725)	(880)	(106)
Net loss attributable to ordinary shareholders	(773,029)	(118,814)	(2,407,300)	(1,463,281)
Net loss	(771,316)	(118,550)	(2,422,332)	(1,466,287)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(128,539)	(19,756)	233,900	188,106
Comprehensive loss	(899,855)	(138,306)	(2,188,432)	(1,278,181)
Comprehensive loss attributable to noncontrolling interests	(4,934)	(758)	(15,104)	(3,006)
Comprehensive (loss)/income attributable to redeemable noncontrolling interests	922	142	(34)
Comprehensive loss attributable to Tuniu Corporation	¥ (895,843)	$ (137,690)	¥ (2,173,294)	¥ (1,275,175)
Loss per share
Basic and diluted | (per share)	¥ (2.04)	$ (0.31)	¥ (6.45)	¥ (5.89)
Weighted average number of ordinary shares used in computing basic and diluted loss per share	378,230,039	378,230,039	373,347,855	248,362,837